Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 26,923,234	$ 34,150,351
Refundable deposits time deposit and bank deposit [member] | Customs [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 811,035	961,198
Purpose of pledge	Customs duty guarantee
Refundable deposits time deposit [member] | Science park administration [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 348,117	237,358
Purpose of pledge	Collateral for land lease
Refundable deposits time deposit [member] | Science park administration [member] | Dormitory lease [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 19,510	19,579
Purpose of pledge	Collateral for dormitory lease
Refundable deposits time deposit [member] | Liquefied natural gas business division, CPC corporation, Taiwan [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 41,785	37,084
Purpose of pledge	Energy resources guarantee
Refundable deposits time deposit [member] | Bank of China [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 1,000,000	1,000,000
Purpose of pledge	Bank performance guarantee
Buildings [member] | Taiwan cooperative bank and secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 5,381,590	5,823,938
Purpose of pledge	Collateral for long-term loans
Machinery and equipment [member] | Taiwan cooperative bank mega international commercial bank and secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 19,029,077	25,762,086
Purpose of pledge	Collateral for long-term loans
Right-of-use assets [member] | Secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 292,120	0
Purpose of pledge	Collateral for long-term loans
Other non current assets [member] | Secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	$ 309,108
Purpose of pledge	Collateral for long-term loans